INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS AND GOODWILL.
Summary of intangible assets

		Customer	Computer	Video/	Development
	Trademarks	base	software	audio rights	costs	Goodwill	Total
Cost
At January 1, 2020	76	186	74	104	26	—	466
Additions	—	—	37	14	43	—	94
Disposals	—	—	—	—	—	—	—
At December 31, 2020	76	186	111	118	69	—	560
At January 1, 2021	76	186	111	118	69	—	560
Additions	—	—	51	38	—	—	89
Acquisition of a subsidiary (Note 6)	254	753	39	—	—	785	1,831
Disposals	—	—	—	(109)	—	—	(109)
At December 31, 2021	330	939	201	47	69	785	2,371
Amortization and impairment
At January 1, 2020	(39)	(53)	(50)	(51)	(1)	—	(194)
Amortization charge	(18)	(10)	(31)	(47)	(3)	—	(109)
Disposals	—	—	—	—	—	—	—
At December 31, 2020	(57)	(63)	(81)	(98)	(4)	—	(303)
At January 1, 2021	(57)	(63)	(81)	(98)	(4)	—	(303)
Amortization charge	(44)	(56)	(52)	(32)	(11)	—	(195)
Disposals	—	—	—	109	—	—	109
At December 31, 2021	(101)	(119)	(133)	(21)	(15)	—	(389)
Carrying amounts
At December 31, 2020	19	123	30	20	65	—	257
At December 31, 2021	229	820	68	26	54	785	1,982